Employee Benefit Expenses - Summary OF Employee Benefit Expenses Detail (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefit Expenses [abstract]
Remeasurements of employee termination benefit gains/losses	₺ 37,230	₺ 36,385	₺ (12,699)